Accounts Receivable - Additional information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jan. 01, 2020	Dec. 31, 2019
DisclosureOfTradeReceivables [Line Items]
Loss allowance for accounts receivable	$ 0	$ 0		$ 0
Estimated loss on default percent	45.00%	45.00%
Impairment losses under expected credit loss model on accounts receivable	$ 17,109,001
Current trade receivables	$ 77,350,250	$ 86,514,680
Bottom of range [member]
DisclosureOfTradeReceivables [Line Items]
Probability of default	0.11%	0.12%
Top of range [member]
DisclosureOfTradeReceivables [Line Items]
Probability of default	30.91%	4.98%
Investment Banking [member]
DisclosureOfTradeReceivables [Line Items]
Receivables from contracts with customers			$ 66,740,188
Asset Management Service [Member]
DisclosureOfTradeReceivables [Line Items]
Receivables from contracts with customers			$ 3,197,245
Asset Management Service [Member] | Non Interest Bearing [Member]
DisclosureOfTradeReceivables [Line Items]
Current trade receivables	$ 34,208,077	$ 2,765,965
Fellow Subsidaries And Immediate Holding Company [Member]
DisclosureOfTradeReceivables [Line Items]
Loss allowance for accounts receivable	$ 0	$ 0